                              Smith Barney
                              Institutional Cash
                              Management
                              Fund, Inc.
                              ------------------
                              SEMI-ANNUAL REPORT
                              ------------------
                              November 30, 1999

                              [LOGO OF SMITH BARNEY MUTUAL FUNDS]

NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Smith Barney
Institutional Cash
Management
Fund, Inc.


[PHOTO]                                       [PHOTO]

Heath B. McLendon                             Phyllis Zahorodny
Chairman                                      Vice President and
                                              Investment Officer

[PHOTO]                                       [PHOTO]

Joseph Benevento                              Joseph P. Deane
Vice President and                            Vice President and
Investment Officer                            Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for Smith Barney Institutional Cash Management Fund, Inc. ("Fund") for the period ended November 30, 1999. We hope you find this report useful and informative. For your convenience, we have summarized the period's prevailing economic and market conditions below. In addition, a more detailed summary of performance and current holdings can be found in the appropriate sections that follow.

Performance Summary
The Fund seeks maximum current income and preservation of capital.

The chart below provides the yields for the Cash, Government and Municipal Portfolios ("Portfolio(s)") that make up the Fund for the period ended November 30, 1999.

Smith Barney Institutional Cash Management
Fund Yields (Class A Shares)

Portfolio                   Seven-Day Current Yield                30-Day Yield
--------------------------------------------------------------------------------
Cash                                 5.55%                            5.44%
Government                           5.36                             5.24
Municipal                            3.62                             3.46

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          1

Cash and Government Portfolio Updates and Strategies
During the reporting period and in anticipation of higher rates, we kept the average life in the Cash Portfolio at 51 days and below 40 days for the Government Portfolio.

We anticipate keeping the Cash Portfolio's average life at or below 50 days over the next several months in expectation of another Federal Reserve Board ("Fed") interest rate hike in February 2000. Due to a strong U.S. economy and a high-quality approved list of issuers, the credit quality of our investments remains strong.

Municipal Money Market Updates and Strategies
During the reporting period, in expectation of increasing rates, we have maintained a 50 to 55 day average maturity range and increased our variable rate position in the Municipal Portfolio. Our approach to the municipal note market has been to focus on the high-quality and liquid sectors of the market. For example, one of the largest positions in the Portfolio is the Texas State Tax and Revenue Anticipation Notes. Both Moody's and Standard & Poor's gave this $3.9 billion issue their highest short-term ratings. Due to the size of the offering and its appeal to investors, the Texas State Tax and Revenue Anticipation Notes are considered to be one of the more liquid note deals in the market.

Market Update and Outlook
During the last quarter of 1998, the Federal Reserve Board ("Fed") eased monetary policy to accommodate the world capital markets' reaction to the Asian crisis. The 75-basis-point decline in interest rates contributed to the continuing strength of the U.S. economy. Moreover, lower interest rates brought domestic home sales to record levels, and helped drive consumer demand and stock market prices generally higher.

The U.S. is now in its ninth year of economic expansion and is growing at a 4.00% annual rate per year. The weakness of the Asian economies, the problems of the U.S. manufacturing industry and the decline in commodity prices reversed during the reporting period. This led the Fed to change its monetary stance to a "tightening bias" and raise short-term interest rates from 4.75% to 5.50% on the overnight federal funds rate.

As a result, the short-term yield curve has steepened by 125 basis points. One-year certificates of deposit rose from 5.00% in January to 6.25% in November. We expect that the Fed may find it necessary to raise rates perhaps an additional 75 basis points in the year 2000 to help the U.S. economy to continue to grow at a sustainable pace.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

In closing, thank you for investing in the Smith Barney Institutional Cash Management Fund. We hope the Fund has proven to be a convenient, economical and competitive vehicle for your short-term assets.

Sincerely,



/s/ Heath B. McLendon                         /s/ Phyllis Zahorodny

Heath B. McLendon                             Phyllis Zahorodny
Chairman                                      Vice President and
                                              Investment Officer


/s/ Joseph P. Deane                           /s/ Joseph Benevento

Joseph P. Deane                               Joseph Benevento
Vice President and                            Vice President and
Investment Officer                            Investment Officer

December 7, 1999


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         3

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                           November 30, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

   FACE                                                            ANNUALIZED
  AMOUNT                       SECURITY                               YIELD                       VALUE
----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 70.0%
$15,000,000    Abbey National North American matures 1/24/00           6.09%                   $14,865,000
 32,000,000    Aegon Funding Corp. matures 3/29/00                     6.00                     31,383,316
 10,000,000    Alliance & Leicester PLC matures 12/7/99                5.34                      9,991,300
 20,000,000    American Express Credit Co. matures 2/9/00              6.02                     19,770,556
 15,000,000    American Home Products matures 2/15/00                  5.87                     14,819,500
 20,000,000    ANZ Delaware Inc. matures 2/22/00                       5.90                     19,732,094
 20,000,000    Asset Securitization matures 1/27/00                    5.99                     19,812,533
 10,000,000    Atlantis One Funding Corp. matures 1/25/00              5.86                      9,912,917
 25,000,000    BCI Funding Corp. mature 2/8/00 to 2/16/00          5.94 to 6.09                 24,704,121
 15,000,000    Centric Capital Corp. matures 12/10/99                  5.45                     14,979,750
 25,000,000    Cregem North America matures 12/3/99                    5.41                     24,992,556
 30,000,000    Daimler Chrysler N.A. mature 2/1/00 to 2/2/00       6.03 to 6.07                 29,691,783
 38,939,000    Delaware Funding Corp. matures 1/18/00                  6.01                     38,631,178
  6,645,000    Den Danske Bank matures 2/1/00                          6.03                      6,577,022
 10,000,000    Diageo PLC matures 1/24/00                              5.82                      9,914,950
 15,000,000    Enterprise Funding matures 12/15/99                     5.31                     14,969,667
 25,000,000    Fortis Funding mature 1/10/00 to 1/20/00            6.04 to 6.14                 24,817,111
 40,000,000    General Electric Capital Corp.
                mature 2/11/00 to 2/18/00                          5.86 to 6.12                 39,505,977
 30,000,000    General Motors Acceptance Corp.
                mature 1/28/00 to 2/10/2000                        5.97 to 6.10                 29,682,475
 15,000,000    Goldman Sachs matures 3/16/00                           6.06                     14,738,975
 10,000,000    GTE Corp matures 1/20/00                                6.11                      9,915,972
 10,000,000    IBM Credit Corp. matures 2/11/00                        5.86                      9,886,200
 15,000,000    International Nederlanden matures 3/24/00               6.04                     14,720,700
 28,210,000    Johnson & Johnson matures 4/20/00                       6.00                     27,565,848
 45,000,000    J.P. Morgan & Co. mature 12/6/99 to 2/24/00         5.20 to 6.07                 44,622,785
 15,000,000    Kitty Hawk matures 1/27/00                              5.98                     14,864,177
 10,000,000    Lloyds Bank matures 12/20/99                            5.40                      9,971,817
 50,000,000    Merrill Lynch & Co. matures 12/1/99                     5.32                     50,000,000
 24,532,000    Monte Rosa mature 1/19/00 to 2/24/00                6.00 to 6.25                 24,268,092
 45,500,000    Morgan Stanley Dean Witter & Co.
                mature 1/11/00 to 3/2/00                           5.59 to 6.12                 45,094,956
 15,000,000    National Australia Funding matures 2/10/00              6.03                     14,825,163
 15,000,000    Nationwide Building Society matures 3/21/00             5.92                     14,731,750
 30,000,000    Osterreich Kontrollbank matures 1/18/00                 5.98                     29,763,200
 35,520,000    Preferred Receivable Funding
                mature 12/14/99 to 1/25/2000                       5.38 to 6.04                 35,343,544
 12,300,000    Procter & Gamble matures 2/25/00                        5.88                     12,129,870
 20,000,000    Receivables Capital matures 12/1/99                     5.36                     20,000,000
 10,000,000    Saint-Gobain matures 1/28/00                            5.90                      9,907,039
 20,000,000    San Paolo U.S. Finance Inc. matures 1/20/99             6.01                     19,834,722
 25,000,000    Sara Lee Corp. matures 12/6/99                          5.32                     24,981,597

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)              November 30, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

   FACE                                                            ANNUALIZED
  AMOUNT                        SECURITY                              YIELD                      VALUE
----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 70.0% (continued)
$25,000,000    Svenska Handelsbanken
                mature 12/29/99 to 2/18/00                        5.41% to 6.06%              $ 24,896,167
 25,000,000    Toronto Dominion matures 12/13/99                       5.33                     24,955,792
 22,073,000    Transamerica Finance Corp. matures 2/11/00              6.06                     21,793,494
 15,000,000    Unifunding Inc. matures 1/21/00                         6.14                     14,871,437
 40,000,000    Union Bank of Switzerland
                mature 12/6/99 to 12/22/99                         5.27 to 5.51                 39,947,287
 20,000,000    Wachovia Bank matures 1/18/00                           5.53                     19,856,667
 16,000,000    Wal-Mart Stores Inc. matures 12/6/99                    5.33                     15,988,222
 20,000,000    Walt Disney Company matures 2/2/00                      5.87                     19,797,000
 20,000,000    Wells Fargo Bank matures 2/7/00                         6.04                     19,776,356
 25,000,000    Westdeutsche Landesbank matures 12/2/99                 5.32                     24,996,319
 20,000,000    Westpac matures 2/3/00                                  6.01                     19,790,578
 30,000,000    Windmill Funding Corp. mature 12/1/99 to 1/10/00    5.33 to 5.58                  29,939,77
 10,000,000    Woolwich Building Society matures 3/3/00                5.44                      9,864,892
----------------------------------------------------------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (Cost -- $1,132,394,202)                                                      1,132,394,202
----------------------------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 12.3%
 25,000,000    Bank of Montreal matures 1/11/00                        6.33                     25,000,000
 30,000,000    Bayerische Hypo - Und Vereinsbank AG
                mature 2/7/00 to 7/12/00                           5.01 to 5.70                 29,994,513
 10,000,000    Bayerische Landesbank matures 2/23/00                   5.12                      9,997,861
 20,000,000    Canadian Imperial Bank of Commerce
                matures 12/28/99                                       5.43                     20,000,000
 15,000,000    Commerzbank matures 2/1/00                              4.97                     14,999,139
  5,000,000    Deutsche Bank matures 2/2/00                            4.97                      4,998,876
 20,000,000    Dresdner Bank matures 1/12/00                           5.56                     20,000,000
 25,000,000    Halifax Building Society matures 1/18/00                5.53                     25,000,324
 30,000,000    National Westminster Bank PLC
                mature 12/16/99 to 3/15/00                         5.18 to 5.43                 29,999,472
 15,000,000    San Paolo Bank matures 2/28/00                          6.11                     15,000,363
  5,000,000    Society Generale NY matures 1/14/00                     5.03                      5,000,109
----------------------------------------------------------------------------------------------------------
               TOTAL FOREIGN CERTIFICATES OF DEPOSIT
               (Cost -- $199,990,657)                                                          199,990,657
----------------------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES -- 2.8%
 10,000,000    Abbey National PLC matures 7/24/00                      5.65                      9,996,902
 25,000,000    Bank of America matures 2/3/00                          6.01                     25,000,000
 10,000,000    Goldman Sachs matures 2/24/00                           5.28                     10,000,000
----------------------------------------------------------------------------------------------------------
               TOTAL MEDIUM-TERM NOTES
               (Cost -- $44,996,902)                                                            44,996,902

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         5

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)              November 30, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

   FACE                                                              ANNUALIZED
  AMOUNT                SECURITY                                       YIELD                     VALUE
----------------------------------------------------------------------------------------------------------
TIME DEPOSITS -- 9.3%
$50,000,000    Banc One matures 12/1/99                                5.72%                  $ 50,000,000
 50,000,000    Paribas matures 12/1/99                                 5.75                     50,000,000
 50,000,000    Societe Generale matures 12/1/99                        5.75                     50,000,000
----------------------------------------------------------------------------------------------------------
               TOTAL TIME DEPOSITS
               (Cost -- $150,000,000)                                                          150,000,000
----------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT -- 3.1%
  5,000,000    American Centurion matures 2/17/00                      6.05                      5,000,000
 10,000,000    Chase Manhattan US matures 1/26/00                      5.60                     10,000,000
 35,000,000    First Union North Carolina
                 mature 3/16/00 to 6/2/00                          5.56 to 5.90                 35,000,000
----------------------------------------------------------------------------------------------------------
               TOTAL DOMESTIC CERTIFICATES OF DEPOSIT
               (Cost -- $50,000,000)                                                            50,000,000
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
 39,905,000    Morgan Stanley Dean Witter & Co., 5.65% due 12/1/99;
               Proceeds at maturity -- $39,911,263;
               (Fully collateralized by U.S. Treasury Notes,
               7.75% due 2/15/01; Market value -- $40,023,809)
               (Cost -- $39,905,000)                                                            39,905,000
----------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $1,617,286,761*)                                                    $1,617,286,761
----------------------------------------------------------------------------------------------------------

*  Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1999
--------------------------------------------------------------------------------

                                             GOVERNMENT PORTFOLIO
   FACE                                                                    ANNUALIZED
  AMOUNT                SECURITY                                             YIELD                    VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES -- 90.8%
$51,265,000    Federal Farm Credit Bank
                 mature 12/1/99 to 1/19/00                               5.23% to 5.61%            $ 51,204,789
 42,736,000    Federal Home Loan Bank
                 mature 12/8/99 to 5/5/00                                 5.06 to 5.69               42,219,457
 56,573,000    Federal Home Loan Mortgage Corp.
                 mature 12/1/99 to 2/4/00                                 5.24 to 5.64               56,381,708
 55,646,000    Federal National Mortgage Association
                 mature 12/8/99 to 2/17/00                                5.32 to 5.68               55,300,833
---------------------------------------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCIES
               AND INSTRUMENTALITIES
               (Cost -- $205,106,787)                                                               205,106,787
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.2%
 10,494,000    Morgan Stanley Dean Witter & Co., 5.65% due 12/1/99;
               Proceeds at maturity -- $10,495,647;
               (Fully collaterized by U.S. Treasury Notes,
               6.25% due 2/3/15; Market value -- $10,571,293)                                        10,494,000
 10,400,000    Morgan Guaranty, 5.65% due 12/1/99;
               Proceeds at maturity -- $10,401,632
               (Fully collateralized by U.S. Treasury Notes,
               11.25% due 2/15/15; Market value -- $10,609,312)                                      10,400,000
---------------------------------------------------------------------------------------------------------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost -- $20,894,000)                                                                 20,894,000
---------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $226,000,787*)                                                             $226,000,787
---------------------------------------------------------------------------------------------------------------
* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         7

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)              November 30, 1999
--------------------------------------------------------------------------------

                              MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                      SECURITY                                                VALUE
----------------------------------------------------------------------------------------------------------
Alaska -- 3.5%
 $2,635,000    A-1        Alaska State Housing Finance Corp., University of Alaska,
                           PCR, Series 97A, 3.90%(b)                                            $2,635,000
                          Valdez, AK PCR, Exxon:
    900,000    A-1+        Series 85, 3.70%(b)                                                     900,000
  1,800,000    A-1+        Series 93C, 3.60%(b)                                                  1,800,000
----------------------------------------------------------------------------------------------------------
                                                                                                 5,335,000
----------------------------------------------------------------------------------------------------------
Colorado -- 4.6%
                          Colorado Housing Finance Authority, MFH:
  1,980,000    A-1+        Central Park, Series 96C, 3.95%(b)                                    1,980,000
  1,980,000    A-1+        Hamptons, Series 96G, 3.95%(b)                                        1,980,000
  3,000,000    A-1+       Eagle Ranch Metropolitan District, Series A, 3.95%(b)                  3,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                 6,960,000
----------------------------------------------------------------------------------------------------------
District of Columbia -- 1.4%
                          District of Columbia GO:
  1,000,000    A-1+        Series 92A, 3.85%(b)                                                  1,000,000
  1,100,000    A-1+        Series A, 3.85%(b)                                                    1,100,000
----------------------------------------------------------------------------------------------------------
                                                                                                 2,100,000
----------------------------------------------------------------------------------------------------------
Florida -- 2.3%
  2,325,000    A-1+       Lee County, FL IDR, (Hope Hospice Project), 3.95%(b)                   2,325,000
  1,200,000    A-1+       Orange County, FL (Adventist Health Systems), 3.87%(b)                 1,200,000
----------------------------------------------------------------------------------------------------------
                                                                                                 3,525,000
----------------------------------------------------------------------------------------------------------
Georgia -- 5.0%
    360,000    A-1        Burke County, GA PCR, (Georgia Power Co.), 3.60%(b)                      360,000
                          Georgia State PART, GO:
  2,000,000    AAA         Series B, 5.75% due 7/1/00                                            2,023,248
  3,065,000    AAA         Series C, 5.75% due 9/1/00                                            3,110,811
    750,000    A-1+       Municipal Electricity Authority, Series B, 3.90%(b)                      750,000
  1,300,000    A-1        Savannah, GA EDA, American Cyanamid Co. Project,
                           3.95%(b)                                                              1,300,000
----------------------------------------------------------------------------------------------------------
                                                                                                 7,544,059
----------------------------------------------------------------------------------------------------------
Hawaii -- 0.7%
  1,000,000    VMIG 1*    Hawaii Housing Finance & Development Corp.,
                           Series 93A, 4.00%(b)                                                  1,000,000
----------------------------------------------------------------------------------------------------------
Idaho -- 0.7%
  1,100,000    NR         Power County, ID PCR, FMC Corp. Project, 3.65%(b)                      1,100,000
----------------------------------------------------------------------------------------------------------
Illinois -- 12.5%
  2,000,000    SP-1       Chicago, IL Park District, Tax Anticipation Warrants,
                           3.621% due 9/15/00                                                    2,011,455
  1,600,000    A-1+       Chicago, IL Series SGA8, PART, 4.00%(b)                                1,600,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)              November 30, 1999
--------------------------------------------------------------------------------

                              MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                      SECURITY                                                VALUE
----------------------------------------------------------------------------------------------------------
Illinois -- 12.5% (continued)
 $1,000,000    NR+        Chicago, IL Water Reclamation District,
                           (Pre-Refunded-- Escrowed with U.S. government
                           securities to 1/1/00 call @ 102) 6.80% due 1/1/00                    $1,023,068
  3,000,000    VMIG 1*    Chicago, IL Water Revenue, Series 1998, PART, 4.10%(b)                 3,000,000
  2,205,000    A-1+       Illinois Health, (Alexian Bros. Medical Center),
                           MBIA-Insured, 3.95% due 2/17/00                                       2,205,000
  3,800,000    A-1+       Illinois Health Facilities Authority, (Swedish Covenant
                           Hospital), AMBAC-Insured, 3.90%(b)                                    3,800,000
  2,700,000    VMIG 1*    Illinois State Toll Highway Authority, FSA-Insured,
                           3.90%(b)                                                              2,700,000
  1,000,000    VMIG 1*    Illinois Health Facility Authority, (Pekin Memorial
                           Hospital), Series C, 3.940%(b)                                        1,000,000
  1,000,000    A-1+       Lisle, IL MFH, (Ashley of Lisle PJ), 3.90%(b)                          1,000,000
    500,000    A-1+       University of Illinois, (Health Service Facilities Systems),
                           Series B, 3.90%(b)                                                      500,000
----------------------------------------------------------------------------------------------------------
                                                                                                18,839,523
----------------------------------------------------------------------------------------------------------
Indiana -- 2.1%
  3,200,000    VMIG 1*    Indiana Health Facilities, St. Francis Health, PART,
                           4.07%(b)                                                              3,200,000
----------------------------------------------------------------------------------------------------------
Iowa -- 2.4%
  3,600,000    A-1+       Iowa Higher Education Loan Authority, (Private College
                           Facility), MBIA-Insured, 3.95%(b)                                     3,600,000
----------------------------------------------------------------------------------------------------------
Kentucky -- 4.6%
  2,000,000    VMIG 1*    Fulton County, KY (United Healthcare Hospital Co.),
                           3.90%(b)                                                              2,000,000
  5,000,000    NR+        Hancock County, KY IDR, (Southwire Co. Project),
                           Series 92A, 4.05%(b)                                                  5,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                 7,000,000
----------------------------------------------------------------------------------------------------------
Louisiana -- 5.8%
  1,400,000    NR         Lake Charles Harbor & Terminal District Port,
                           (Citgo Petroleum Corp.), Series 84, 3.90%(b)                          1,400,000
  2,600,000    A-1+       Louisiana PFA, Hospital Revenue, Willis Knighton Medical
                           Center Project, AMBAC-Insured, 4.00%(b)                               2,600,000
  2,185,000    A-1+       Louisiana Public Facility Authority, Series B,
                           3.83% due 10/24/00                                                    2,192,906
  2,000,000    AAA        Louisiana State GO, FGIC-Insured, Series A,
                           3.90% due 8/1/00                                                      2,027,234
    500,000    A-1+       St. Charles Parish PCR, Shell Oil, Series 92B, 3.70%(b)                  500,000
----------------------------------------------------------------------------------------------------------
                                                                                                 8,720,140
----------------------------------------------------------------------------------------------------------
Maryland -- 5.5%
  2,300,000    A-1       Baltimore, MD (Oak Crest Village), Series 99A, 3.90%(b)                 2,300,000




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         9

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)              November 30, 1999
--------------------------------------------------------------------------------

                                     MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                       SECURITY                                              VALUE
----------------------------------------------------------------------------------------------------------
Maryland -- 5.5% (continued)
 $1,000,000    A-1+       Frederick County, MD Retirement Community Revenue,
                           Buckinghams Choice, 4.10%(b)                                         $1,000,000
  2,000,000    A-1+       Montgomery County, MD BAN, TECP, 3.85% due 1/26/00                     2,000,000
  3,000,000    A-1+       Montgomery County, MD EDA, (Howard Hughes Medical
                           Center), Series 90B, 3.90%(b)                                         3,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                 8,300,000
----------------------------------------------------------------------------------------------------------
Massachusetts -- 3.1%
  2,010,000    A-1        Boston, MA IDR, (Boston Home Inc.), 3.95%(b)                           2,010,000
  1,000,000    NR         Massachusetts EDA, (Notre Dame Health Care), 3.80%(b)                  1,000,000
  1,600,000    NR         Massachusetts Water Abatement Pool Loan, Series 4,
                           3.95% due 8/1/00                                                      1,603,049
----------------------------------------------------------------------------------------------------------
                                                                                                 4,613,049
----------------------------------------------------------------------------------------------------------
Michigan -- 2.1%
  2,000,000    SP-1+      Michigan State Municipal Board Authority Revenue Notes,
                           Series B-2, 3.57% due 8/25/00                                         2,009,604
  1,100,000    A-1+       Regents of University of Michigan Revenue Notes,
                           Series 98A2, 3.65%(b)                                                 1,100,000
----------------------------------------------------------------------------------------------------------
                                                                                                 3,109,604
----------------------------------------------------------------------------------------------------------
Minnesota -- 3.2%
  3,000,000    NR+        Minneapolis, MN (Seed Academy Harvest School),
                           4.00%(b)                                                              3,000,000
  1,000,000    MIG 1*     Minnesota TAN, (School District Tax & Aid Borrowing
                           Project), 2.95% due 2/24/00                                           1,000,000
    900,000    A-1+       Rochester, MN Health Care Facility, (Mayo Foundation
                           Project), Series A, 4.07%(b)                                            900,000
----------------------------------------------------------------------------------------------------------
                                                                                                 4,900,000
----------------------------------------------------------------------------------------------------------
Missouri -- 0.7%
  1,000,000    SP-1+      Missouri State Health & Education Facilities Authority
                           Revenue, Drury College, Series B, 3.18% due 4/29/00                   1,001,270
----------------------------------------------------------------------------------------------------------
Nevada -- 0.7%
  1,000,000    A-1+       Nevada State GO, PART, 3.98%(b)                                        1,000,000
----------------------------------------------------------------------------------------------------------
New Jersey -- 0.4%
    570,000    A-1+       New Jersey Transportation Trust Fund Authority,
                           MBIA-Insured, 3.88%(b)                                                  570,000
----------------------------------------------------------------------------------------------------------
New Mexico -- 1.4%
  2,093,000    NR         New Mexico State Severance Tax, Series B, 3.55% due 7/1/00             2,110,201
----------------------------------------------------------------------------------------------------------
New York -- 2.0%
  3,000,000    A-1+       New York City, NY Muni Water Finance Authority, Series 5,
                           3.85% due 1/13/00                                                     3,000,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)              November 30, 1999
--------------------------------------------------------------------------------

                              MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                     SECURITY                                                VALUE
----------------------------------------------------------------------------------------------------------
North Carolina -- 1.1%
 $1,470,000    A-1+       Mecklenburg County Lease Revenue, (The Young Men's
                           Christian Association), 3.90%(b)                                     $1,470,000
    250,000    A-1+       Wake County, NC PCR, Series B, 4.00%(b)                                  250,000
----------------------------------------------------------------------------------------------------------
                                                                                                 1,720,000
----------------------------------------------------------------------------------------------------------
Ohio -- 2.6%
  2,000,000    NR+        Oakwood Village, OH IDR, (Sennet Steel Corp.), 4.05%(b)                2,000,000
  2,000,000    SP-1+      Summit County, OH BAN, Series A, 3.20% due 6/1/00                      2,005,812
----------------------------------------------------------------------------------------------------------
                                                                                                 4,005,812
----------------------------------------------------------------------------------------------------------
Oregon -- 1.2%
  1,840,000    VMIG 1*    Hillsboro, OR Revenue, (Graduate Center Institute Project),
                           3.95%(b)                                                              1,840,000
----------------------------------------------------------------------------------------------------------
Pennsylvania -- 5.1%
    800,000    A-1+       Emmaus, PA General Authority, Subseries E-15, 3.95%(b)                   800,000
  1,650,000    SP-1+      Philadelphia, PA TRAN, Series A, 3.50% due 6/30/00                     1,656,939
  2,345,000    NR         Quakertown, PA General Authority Revenue, Series A,
                           3.80%(b)                                                              2,345,000
  2,950,000    A-1        York, PA General Authority, Pooled Financing Revenue,
                           3.95%(b)                                                              2,950,000
----------------------------------------------------------------------------------------------------------
                                                                                                 7,751,939
----------------------------------------------------------------------------------------------------------
Puerto Rico -- 0.1
    100,000    A-1+       Puerto Rico Commonwealth Government Development
                           Bank, MBIA-Insured, 3.60%(b)                                            100,000
----------------------------------------------------------------------------------------------------------
South Carolina -- 1.8%
                          Piedmont, SC Municipal Power Agency, MBIA-Insured:
    500,000    SP-1+       Series C A 3.90%(b)                                                     500,000
  2,200,000    SP-1+       Series A 3.90%(b)                                                     2,200,000
----------------------------------------------------------------------------------------------------------
                                                                                                 2,700,000
----------------------------------------------------------------------------------------------------------
Tennessee -- 1.5%
  2,300,000    VMIG 1*    Jackson County, TN IDR, (Esselte Project), Series A,
                           3.95%(b)                                                              2,300,000
----------------------------------------------------------------------------------------------------------
Texas -- 11.8%
  2,360,000    A-1+       Corpus Christi Utility System, Series A, 3.60% due 12/16/99            2,360,000
  2,000,000    A-1+       Houston, TX GO, Series A, 3.70% due 2/15/00                            2,000,000
  1,000,000    A-1+       Plano, TX ISD, 3.90% due 8/3/00                                        1,000,000
  1,100,000    NR+        McAllen, TX, Health Facility Development Corp., 3.95%(b)               1,100,000
  3,585,000    NR+        Metropolitan Higher Education, University of Dallas,
                           3.95%(b)                                                              3,585,000
  2,050,000    NR+        North Central Texas Health, Los Barrios Clinic, 3.95%(b)               2,050,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         11

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)              November 30, 1999
--------------------------------------------------------------------------------

                              MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                                           VALUE
----------------------------------------------------------------------------------------------------------
Texas -- 11.8% (continued)
 $2,000,000    A-1+       Texas PFA, GO, Notes, Series 93A, 3.85% due 2/17/00                 $  2,000,000
    300,000    NR         Texas Small Business, IDR, 3.90%(b)                                      300,000
  3,400,000    SP-1+      Texas State TRAN, Series 99A, 3.70% due 8/31/00                        3,419,369
----------------------------------------------------------------------------------------------------------
                                                                                                17,814,369
----------------------------------------------------------------------------------------------------------
Utah -- 1.7%
  2,610,000    A-1+       Central Utah Water Conservation, AMBAC-Insured,
                           Series E, 3.90%(b)                                                    2,610,000
----------------------------------------------------------------------------------------------------------
Virginia -- 2.4%
  1,550,000    AAA        Fairfax County, VA GO, Series A, 3.50% due 6/1/00                      1,553,743
  2,000,000    A-1+       Virginia Port Authority Revenue, MBIA-Insured, 4.03%(b)                2,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                 3,553,743
----------------------------------------------------------------------------------------------------------
Washington -- 1.1%
                          Washington State Public Power Supply System:
  1,500,000    AAA         Pre-Refunded-- Escrowed with U.S. government
                            securities to 7/1/00 Call @ 102), Series A,
                            3.75% due 7/1/04                                                     1,561,206
    120,000    A-1+        PART, AMBAC-Insured, 4.01%(b)                                           120,000
----------------------------------------------------------------------------------------------------------
                                                                                                 1,681,206
----------------------------------------------------------------------------------------------------------
Wisconsin -- 2.8%
                          Wisconsin State GO:
  1,236,000    A-1+        Series 97B, 3.80% due 3/13/00                                         1,236,000
  3,000,000    A-1+        Series 97A, 3.85% due 2/17/00                                         3,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                 4,236,000
----------------------------------------------------------------------------------------------------------
Wyoming -- 2.2%
  3,000,000    A-1+       Lincoln County, WY PCR, Amoco, 3.60% due 4/1/00                        3,000,000
    350,000    A-1+       Unita County, WY PCR, Amoco, 3.60%(b)                                    350,000
----------------------------------------------------------------------------------------------------------
                                                                                                 3,350,000
----------------------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS-- 100%
                          (Cost-- $151,190,915**)                                             $151,190,915
----------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those which are identified by an asterisk (*) are rated by Moody's Investors Service Inc.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
 + Security has not been rated by either Moody's Investors Service or Standard & Poors. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
** Aggregate cost for Federal income tax purposes is substantially the same.

    See page 13 for definition of ratings and certain security descriptions.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------
The definitions of the applicable rating symbols are set forth below:

AAA    --Bonds rated "AAA" have the highest rating assigned by Standard &
         Poor's Ratings Service ("Standard & Poor's"). Capacity to pay interest and repay principal is extremely strong.

--------------------------------------------------------------------------------
  Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------
SP-1   --Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    --Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 --Moody's Investors Service Inc. ("Moody's") highest rating for issues having a demand feature -- VRDO.

MIG 1  --Moody's highest rating for short-term municipal obligations.

P-1    --Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR     --Indicates that the bond is not rated by Moody's or Standard & Poor's.

--------------------------------------------------------------------------------
  Security Descriptions (unaudited)
--------------------------------------------------------------------------------

AMBAC  --AMBAC Indemnity Corporation
BAN    --Bond Anticipation Notes
EDA    --Economic Development Authority
EDC    --Economic Development Corporation
EFA    --Educational Facilities Authority
ETM    --Escrowed to Maturity
FGIC   --Financial Guaranty Insurance Company
FRTC   --Floating Rate Trust Certificates
FSA    --Financial Security Assurance
GO     --General Obligation
HDA    --Housing Development Authority
HEFA   --Health and Educational Facilities Authority
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDC    --Industrial Development Corporation
IDR    --Industrial Development Revenue
MBIA   --Municipal Bond Investor's Assurance Corporation
MFH    --Multi-Family Housing
MTA    --Metropolitan Transportation Authority
PART   --Partnership Structure
PCFA   --Pollution Control Finance Authority
PCR    --Pollution Control Revenue
PFA    --Public Facilities Authority
RAN    --Revenue Anticipation Notes
RAW    --Revenue Anticipation Warrants
STEM   --Short-Term Extendable Maturity
TAN    --Tax Anticipation Notes
TECP   --Tax Exempt Commercial Paper
TOB    --Tender Option Bond
TRAN   --Tax & Revenue Anticipation Notes
USD    --United School District
VHA    --Veterans Housing Authority

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                        13

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)              November 30, 1999
--------------------------------------------------------------------------------
                                         Cash        Government       Municipal
                                      Portfolio       Portfolio       Portfolio
--------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost  $1,617,286,761    $226,000,787    $151,190,915
  Cash                                 5,540,133             567              --
  Interest receivable                        921           2,982       1,035,809
  Prepaid expenses                        92,782          85,172             271
  Other assets                                --          47,000              --
--------------------------------------------------------------------------------
  Total Assets                     1,622,920,597     226,136,508     152,226,995
--------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                   7,471,832         898,682         406,253
  Management fees payable               282,670          18,524          15,886
  Deferred compensation payable           1,293              --             497
  Distribution fees payable                  --              --             310
  Payable to bank                            --              --          44,292
  Accrued expenses                       87,125         107,974          56,791
--------------------------------------------------------------------------------
  Total Liabilities                   7,842,920       1,025,180         524,029
--------------------------------------------------------------------------------
Total Net Assets                 $1,615,077,677    $225,111,328    $151,702,966
--------------------------------------------------------------------------------
NET ASSETS:
  Capital Stock
    (25,000,000,000,
    authorized for each Portfolio;
    par value $0.00001 per share)      $ 16,151         $ 2,251          $ 1,517
  Capital paid in excess
    of par value                  1,615,061,526     225,109,077      151,694,523
  Accumulated net realized gain
    from security transactions               --              --            6,926
--------------------------------------------------------------------------------
Total Net Assets                 $1,615,077,677    $225,111,328     $151,702,966
--------------------------------------------------------------------------------

Shares Outstanding                1,615,071,584     225,107,264      151,695,600
--------------------------------------------------------------------------------
Net Asset Value                           $1.00           $1.00            $1.00
--------------------------------------------------------------------------------



                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Operations (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended November 30, 1999
                                           Cash       Government       Municipal
                                        Portfolio      Portfolio       Portfolio
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                            $35,795,786     $5,390,762     $2,982,380
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)              1,784,015        431,821        236,578
  Shareholder and system servicing fees    92,671         20,762         12,831
  Custody                                  16,196          8,506          7,522
  Audit and legal                          12,164         11,000          9,500
  Directors' fees                           8,434          5,499          5,999
  Shareholder communications                8,210          3,009            999
  Registration fees                         2,680         21,017         19,901
  Distribution fees (Note 2)                   --             --            310
  Other                                     2,000          4,967          2,000
--------------------------------------------------------------------------------
  Total Expenses                        1,926,370        506,581        295,640
  Less: Management fee waivers (Note 2)  (401,020)      (269,398)       (92,279)
--------------------------------------------------------------------------------
  Net Expenses                          1,525,350        237,183        203,361
--------------------------------------------------------------------------------
Net Investment Income                  34,270,436      5,153,579      2,779,019
--------------------------------------------------------------------------------
Net Realized Gain From
   Security Transactions                     326             --          8,467
--------------------------------------------------------------------------------
Increase in Net Assets From
  Operations                          $34,270,762     $5,153,579     $2,787,486
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                        15

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Six Months Ended November 30, 1999 (unaudited) and the Year Ended May 31, 1999

Cash Portfolio                                     November 30        May 31
--------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $ 34,270,436    $ 49,631,651
  Net realized gain                                         326          29,546
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations             34,270,762      49,661,197
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                             (34,270,762)    (49,633,063)
  Net realized gains                                         --         (27,593)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                   (34,270,762)    (49,660,656)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                5,961,196,357   7,688,594,257
  Net asset value of shares issued
    for reinvestment of dividends                    29,876,920      47,094,457
  Cost of shares reacquired                      (5,432,500,682) (7,529,966,754)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                         558,572,595     205,721,960
--------------------------------------------------------------------------------
Increase in Net Assets                              558,572,595     205,722,501
Net Assets:
  Beginning of period                             1,056,505,082     850,782,581
--------------------------------------------------------------------------------
  End of period                                  $1,615,077,677  $1,056,505,082
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
For the Six Months Ended November 30, 1999 (unaudited) and the Year Ended May 31, 1999

Government Portfolio                               November 30        May 31
--------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                           $ 5,153,579       $ 5,492,467
  Net realized gain                                        --             3,607
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations            5,153,579         5,496,074
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                            (5,153,579)       (5,493,894)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                  (5,153,579)       (5,493,894)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                631,430,914       833,058,394
  Net asset value of shares issued
    for reinvestment of dividends                   4,709,551         5,204,391
  Cost of shares reacquired                      (557,132,363)     (780,645,320)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                        79,008,102        57,617,465
--------------------------------------------------------------------------------
Increase in Net Assets                             79,008,102        57,619,645
Net Assets:
  Beginning of period                             146,103,226        88,483,581
--------------------------------------------------------------------------------
  End of period                                  $225,111,328      $146,103,226
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                        17

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
For the Six Months Ended November 30, 1999 (unaudited) and the Year Ended May 31, 1999

Municipal Portfolio                               November 30          May 31
--------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                           $ 2,779,019       $ 4,219,121
  Net realized gain (loss)                              8,467              (184)
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations            2,787,486         4,218,937
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                            (2,779,019)       (4,219,987)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                  (2,779,019)       (4,219,987)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                409,813,620     1,661,218,756
  Net asset value of shares issued
    for reinvestment of dividends                   2,992,375         3,399,379
  Cost of shares reacquired                      (572,654,733)   (1,438,744,794)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                      (159,848,738)      225,873,341
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                (159,840,271)      225,872,291

Net Assets:
  Beginning of period                             311,543,237        85,670,946
--------------------------------------------------------------------------------
  End of period                                  $151,702,966     $ 311,543,237
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies


Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio ("Cash"), Government Portfolio ("Government") and Municipal Portfolio ("Municipal").

The significant accounting policies consistently followed by the Portfolios are:
(a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Portfolios use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays SSBC a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

For the six months ended November 30, 1999, SSBC waived management fees of $401,020, $269,398 and $92,279 for the Cash, Government and Municipal Portfolios, respectively.

Effective October 1999, Smith Barney Private Trust Company ("Private Trust"), another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services ("PFPC") became the sub-transfer agent. Private Trust receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by Private Trust.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                        19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(Continued)
--------------------------------------------------------------------------------

During the period October 1, 1999 through November 30, 1999, the Cash, Government and Municipal Portfolios paid transfer agent fees of $48,872, $6,264 and $4,254, respectively, to Private Trust.

CFBDS, Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of each Portfolio's Class B shares. For the six months ended November 30, 1999, total Distribution Plan fees incurred were:

                                       Cash         Government        Municipal
--------------------------------------------------------------------------------
Distribution Plan Fees                  --              --               $310
--------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of SSB.

3. Dividends, Exempt-Interest Dividends and Other Distributions

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

Furthermore, Municipal intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Repurchase Agreements

The Fund purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unauited)(continued)
--------------------------------------------------------------------------------

5. Capital Shares

At November 30, 1999, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each Portfolio were as follows:

                                          Six Months Ended          Year Ended
                                          November 30, 1999        May 31, 1999
--------------------------------------------------------------------------------
Cash Portfolio -- Class A Shares
Shares sold                                5,961,196,357          7,683,594,257
Shares issued on reinvestment                 29,876,920             47,033,344
Shares reacquired                         (5,432,500,682)        (7,522,505,306)
--------------------------------------------------------------------------------
Net Increase                                 558,572,595            208,122,295
--------------------------------------------------------------------------------
Cash Portfolio -- Class B Shares (a)
Shares sold                                           --              5,000,000
Shares issued on reinvestment                         --                 61,113
Shares reacquired                                     --             (7,461,448)
--------------------------------------------------------------------------------
Net Decrease                                          --             (2,400,335)
--------------------------------------------------------------------------------
Government Portfolio
Shares sold                                  631,430,914            833,058,394
Shares issued on reinvestment                  4,709,551              5,204,391
Shares reacquired                           (557,132,363)          (780,645,320)
--------------------------------------------------------------------------------
Net Increase                                  79,008,102             57,617,465
--------------------------------------------------------------------------------
Municipal Portfolio -- Class A Shares
Shares sold                                  406,037,223          1,654,103,348
Shares issued on reinvestment                  2,992,375              3,399,379
Shares reacquired                           (568,878,336)        (1,431,629,386)
--------------------------------------------------------------------------------
Net Increase (Decrease)                     (159,848,738)           225,873,341
--------------------------------------------------------------------------------
Municipal Portfolio -- Class B Shares (b)
Shares sold                                    3,776,397              7,115,408
Shares issued on reinvestment                         --                     --
Shares reacquired                             (3,776,397)            (7,115,408)
--------------------------------------------------------------------------------
Net Increase (Decrease)                               --                     --
--------------------------------------------------------------------------------

(a) As of May 31, 1999, Class B shares were fully redeemed.
(b) As of November 30, 1999, Class B shares were fully redeemed.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                        21

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended May 31, except where noted:

                                               Class A Shares
                            ----------------------------------------------------
Cash Portfolio              1999(1)(2)   1999       1998        1997   1996/(3)/
--------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period         $1.00       $1.00     $1.00      $1.00     $1.00
--------------------------------------------------------------------------------
  Net investment income/(4)/  0.026       0.051     0.055      0.052     0.053
  Distributions from net
    investment income        (0.026)     (0.051)   (0.055)    (0.052)   (0.053)
  Distributions from net
    realized gains               --      (0.000)*  (0.000)*       --        --
--------------------------------------------------------------------------------
Net Asset Value,
  End of Period               $1.00       $1.00     $1.00      $1.00     $1.00
Total Return                   2.58%a      5.23%     5.58%      5.35%     5.44%a
--------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)   $1,615,078  $1,056,505  $848,383   $216,055  $277,572
--------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses/(4)//(5)/           0.23%       0.23%     0.23%      0.23%     0.15%
  Net investment income        5.19        5.07      5.43       5.23      5.43
--------------------------------------------------------------------------------
(1) For the six months ended November 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from June 16, 1995 (inception date) to May 31, 1996.
(4) The Manager has waived a portion of its fees for thePortfolio for the period ended November 30, 1999, the years ended May 31, 1999, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets for the Class A shares would have been:

                     Per Share
                  Decrease to Net                     Expense Ratio
                 Investment Income                 Without Fee Waiver
      -------------------------------------  ----------------------------------
      1999/(1)/ 1999   1998    1997   1996   1999/(1)/ 1999   1998  1997   1996
      --------- -----  -----  ------ ------  --------- ----  ----- -----  -----
Class A $0.001 $0.001 $0.001  $0.001 $0.001    0.29%  0.31%  0.35%  0.36% 0.39%

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.

 *  Amount represents less than $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each year ended May 31, except where noted:

Government Portfolio        1999(1)(2)   1999      1998        1997     1996(3)
===============================================================================
Net Asset Value,
  Beginning of Period        $1.00       $1.00      $1.00      $1.00    $1.00
-------------------------------------------------------------------------------
  Net investment income (4)  0.025       0.049      0.053      0.052    0.052
  Distributions from net
    investment income       (0.025)     (0.049)    (0.053)    (0.052)  (0.052)
  Distributions from net
    realized gains              --          --         --     (0.000)* (0.000)*
-------------------------------------------------------------------------------
Net Asset Value,
  End of Period              $1.00       $1.00      $1.00      $1.00    $1.00
-------------------------------------------------------------------------------
Total Return                  2.51%++     5.05%      5.46%      5.29%    5.36%++
-------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)    $225,111    $146,103    $88,484   $151,840  $57,698
-------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses (4)(5)             0.23%+      0.23%      0.23%      0.21%    0.16%+
  Net investment income       5.02+       4.86       5.33       5.18     5.28+
===============================================================================
(1) For the six months ended November 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.
(4) The Manager has waived a portion of its fees for the Portfolio for period ended November 30, 1999, the years ended May 31, 1999, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                   Per Share
                Decrease to Net                      Expense Ratio
               Investment Income                   Without Fee Waiver
      -----------------------------------   ----------------------------------
      1999(1)  1999   1998    1997  1996    1999(1) 1999   1998   1997   1996
      ------- ------  -----  ------ -----   ------- -----  -----  -----  -----
      $0.002 $0.002 $0.002  $0.001 $0.002   0.49%+  0.42%  0.39%  0.43%  0.55%

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
  * Amount represents less than $0.001.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                        23

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended May 31, except where noted:

                                               Class A Shares
                            ----------------------------------------------------
Municipal Portfolio         1999(1)(2)   1999       1998        1997     1996(3)
--------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period         $1.00       $1.00     $1.00      $1.00    $1.00
--------------------------------------------------------------------------------
  Net investment income (4)   0.016       0.031     0.035      0.034    0.035
  Distributions from net
    investment income        (0.016)     (0.031)   (0.035)    (0.034)  (0.035)
  Distributions from
    net realized gains          --          --     (0.000)*      --       --
--------------------------------------------------------------------------------
Net Asset Value,
  End of Period               $1.00       $1.00     $1.00      $1.00    $1.00
--------------------------------------------------------------------------------
Total Return                   1.60%++     3.18%     3.56%      3.40%    3.55%++
--------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)     $151,703    $311,543   $85,671    $23,666  $59,308
--------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses (4)(5)              0.23%       0.23%     0.23%      0.21%    0.15%+
  Net investment income        3.17        3.09      3.50       3.34     3.46+
--------------------------------------------------------------------------------
(1) For the six months ended November 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.
(4) The Manager has waived all or part of its fees for the Portfolio for the period ended November 30, 1999, the years ended May 31, 1999, 1998, 1997 and the period ended May 31, 1996. In addition, the Manager agreed to reimburse the Portfolio for $63,835 in expenses for the period ended May
    31, 1996. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                     Per Share                        Expense Ratio
                  Decrease to Net                  Without Fee Waiver
                 Investment Income                  and Reimbursement
        ------------------------------------  ---------------------------------
         1999(1) 1999   1998    1997   1996   1999(1) 1999  1998   1997   1996
         ------ ------  -----  ------ ------  ------  ----- -----  -----  -----
Class A  $0.001 $0.002 $0.001 $0.004  $0.003   0.34%  0.39% 0.41%  0.41% 0.69%

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
  * Amount represents less than $0.001.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

                        [LOGO OF SALOMON SMITH BARNEY]

Directors
Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

John F. White, Emeritus

Officers
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis Zahorodny
Vice President and
Investment Officer

Joseph P. Deane
Vice President and
Investment Officer

Joseph Benevento
Vice President and
Investment Officer

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager
SSB Citi Fund Management LLC

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.

Transfer Agent
Smith Barney Private Trust Company
388 Greenwich Street, 22nd Floor
New York, New York 10013

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699



This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.



Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Institutional Cash Management Fund, Inc.
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds



FD2405 1/00